Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio Commodity Strategy Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio Commodity Strategy Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweight allocation to energy, softs and livestock positively contributed to performance. Within softs, the Fund’s out-of-benchmark allocation to cocoa was the primary driver of results. Within energy, overweight allocations in crude oil and unleaded gas drove results. An overweight to live cattle was additive.
Curve positioning
| Curve positioning in the energy sector drove results as positioning in natural gas contracts was the main contributor to Fund performance relative to the benchmark.
Top Performance Detractors
Sector allocation
| An overweight allocation to grains was the main detractor for the Fund’s relative performance during the period. The Fund’s allocation within the soybean complex was the primary detractor of Fund results within grains.
Curve positioning
| Curve positioning in livestock and softs weighed on relative performance for the period. Within livestock, curve exposure in live cattle and lean hogs was the main drag on results. Within softs, curve positioning in coffee and sugar were the primary detractors for the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.24	9.27	2.43
Bloomberg Commodity Index Total Return	5.38	6.77	1.28
MSCI ACWI Index (Net) (a)	17.49	10.06	9.23
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 91,899,919
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 675,798
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 91,899,919
Total number of portfolio holdings	310
Management services fees (represents 0.63% of Fund average net assets)	$ 675,798
Portfolio turnover for the reporting period	115%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	30.1%
Energy	32.7%
Industrial Metals	16.7%
Livestock	6.8%
Precious Metals	23.3%
Asset Categories

Columbia Variable Portfolio – Commodity Strategy Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio Commodity Strategy Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio Commodity Strategy Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweight allocation to energy, softs and livestock positively contributed to performance. Within softs, the Fund’s out-of-benchmark allocation to cocoa was the primary driver of results. Within energy, overweight allocations in crude oil and unleaded gas drove results. An overweight to live cattle was additive.
Curve positioning
| Curve positioning in the energy sector drove results as positioning in natural gas contracts was the main contributor to Fund performance relative to the benchmark.
Top Performance Detractors
Sector allocation
| An overweight allocation to grains was the main detractor for the Fund’s relative performance during the period. The Fund’s allocation within the soybean complex was the primary detractor of Fund results within grains.
Curve positioning
| Curve positioning in livestock and softs weighed on relative performance for the period. Within livestock, curve exposure in live cattle and lean hogs was the main drag on results. Within softs, curve positioning in coffee and sugar were the primary detractors for the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	7.09	8.94	2.15
Bloomberg Commodity Index Total Return	5.38	6.77	1.28
MSCI ACWI Index (Net) (a)	17.49	10.06	9.23
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 91,899,919
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 675,798
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 91,899,919
Total number of portfolio holdings	310
Management services fees (represents 0.63% of Fund average net assets)	$ 675,798
Portfolio turnover for the reporting period	115%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	30.1%
Energy	32.7%
Industrial Metals	16.7%
Livestock	6.8%
Precious Metals	23.3%
Asset Categories